UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-8774
                                   --------------------------------------------

                                 Fairport Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

3636 Euclid Avenue         Cleveland, OH                     44115
-------------------------------------------------------------------------------
(Address of principal executive offices)                   (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-332-6459

Date of fiscal year end:   10/31
                        ------------

Date of reporting period:  10/31/04
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

[OBJECT OMITTED}

FAIRPORT FUNDS
Charting a Course You Can Trustsm


GOVERNMENT SECURITIES

  ANNUAL REPORT TO
    SHAREHOLDERS

Fairport Government Securities Fund


October 31, 2004

     F A I R P O R T   G O V E R N M E N T   S E C U R I T I E S   F U N D
--------------------------------------------------------------------------------
FAIRPORT GOVERNMENT SECURITIES FUND (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS (AS OF OCTOBER 31, 2004)

                                    1 Year   3 Years   5 Years   10 Years
                                    ------   -------   -------   --------
Fairport Government Securities Fund  3.14%     3.69%     6.20%      6.49%
Lehman Government Bond Index         4.85%     4.72%     7.38%      7.54%
Lehman Intermediate Government
   Bond Index                        3.53%     4.29%     6.50%      6.73%

COMPARISON OF THE GROWTH OF A $10,000 INVESTMENT IN THE FAIRPORT GOVERNMENT SECURITIES FUND,
     LEHMAN GOVERNMENT BOND FUND, AND LEHMAN INTERMEDIATE GOVERNMENT INDEX

                                [GRAPHIC OMITTED]


                  Fairport Government                               Lehman Intermediate
                    Securities Fund     Lehman Government Index       Government Index
    10/31/1994        10,000.00               10,000.00                  10,000.00
    10/31/1995        11,475.57               11,538.00                  11,181.00
    10/31/1996        12,001.32               12,128.00                  11,815.00
    10/31/1997        12,812.99               13,179.00                  12,681.00
    10/31/1998        14,172.04               14,665.00                  13,886.00
    10/31/1999        13,875.63               14,488.00                  14,000.00
    10/31/2000        14,697.72               15,653.00                  14,855.00
    10/31/2001        16,819.85               18,013.00                  16,912.00
    10/31/2002        17,738.90               19,168.00                  18,066.00
    10/31/2003        18,177.34               19,726.00                  18,527.00
    10/31/2004        18,748.88               20,683.00                  19,181.00

Investment in the Fund and indices on October 31, 1994 and held through October 31, 2004. UNLIKE OUR FUND, THE LEHMAN GOVERNMENT BOND AND LEHMAN INTERMEDIATE GOVERNMENT BOND INDICES DO NOT REFLECT FEES AND EXPENSES AND ARE UNMANAGED INDICATORS OF FINANCIAL PERFORMANCE; AS SUCH, THEY ARE NOT SOLD AS INVESTMENTS. The Lehman Government Bond Index consists of U.S. Government and corporate bonds with maturities of one year or more and outstanding par value of at least $150 million. The Lehman Intermediate Government Bond Index is the intermediate component of the Lehman Government Bond Index. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may be worth more or less than the original cost. The information regarding the Fund's portfolio should not be construed as a recommendation to buy or sell any particular security. The composition of the portfolio is subject to change. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                                     INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------
FAIRPORT GOVERNMENT SECURITIES FUND (UNAUDITED)


The Fairport Government Securities Fund seeks current income, consistent with capital preservation by normally investing at least 80% of total assets in U.S. government securities. The Fund expects to maintain an average portfolio duration that will vary between three and seven years. The level of duration is considered to be in the intermediate range and will vary in anticipation of interest rate changes.

2003-2004 will be remembered by the phenomenon of ending the fiscal year in positive territory by posting an unadjusted return of 3.53% for the Lehman Intermediate Government Index versus 3.14% for the Fund, while the Federal Open Market Committee ("FOMC") was busy hiking rates with virtually no visible impact. The Fund's performance was in line with the expectation of FOMC activity; however the Fund also met with the unexpected headwind of a quality bid to treasuries. With over 70% of the funds profiled in government guaranteed assets, the market behavior negatively impacted the performance. With the outlook combining post election stability, continued FOMC activity and economic growth, we believe the Fund remains poised to capture the benefits of its current defensive posture.

The fiscal year for the Fund experienced a variety of economic changes starting with early gains in the first quarter. Rises in durable and industrial production results were softened by the continued drag on job growth. Because of this, the Fund was able to capture both the concern of growth and the continued demand for income. As the second quarter began to show marked deceleration, the interest rate markets saw steeper declines in rates. Even with the continued fear of future FOMC activity, the bond markets posted returns in excess of 1.25% for the period. This posed a fair amount of headwind for the Fund, primarily invested defensively and therefore underperforming the market during that time. Maintaining this posture as higher cash flows reflected some continued shifts to alternative investments also left the fund slightly vulnerable to continued declines in rates.

That decline in rates continued as the third quarter opened. However, that decline was as much a result of external influences as it was of economics. High energy prices and adverse geopolitical news against the backdrop of a rancorous election season undermined the confidence of the investor. As it all threatened the fragile economic scenario, volatility ran high as rates dropped only to recover aggressively by the end of the quarter. At that time, stronger economic news and the first sign of genuine job growth pushed 10 year treasuries near 5%, their highest level in over a year. The Fund was able to capture this move and make up much of its comparable performance from the previous quarters. During this time the FOMC officially began a long anticipated series of rate hikes. Although, in the fourth quarter, the continued contentious role of the elections on market psychology and the economy threatening price of oil, the highest in history, caused a flight to quality in treasuries. In this regard, the move lower in rates made FOMC activity appear more like a measured move for insurance than an attack on strong growth. All this suggested that it's still in the long term interest of the Fund to view the future of higher rates as a gradual certainty, rather than a short term forgone conclusion.

With a continued  investment  in Treasury  Inflation  Indexed  Protection  notes
(TIPS), the Fund used the back up in rates to carefully reestablish the profile of the portfolio duration more closely to its intermediate benchmark. This is intended to benefit long term shareholders of the Fund by holding current gains, maintaining a high internal rate of return and helping to buffer future volatility.

FAIRPORT GOVERNMENT SECURITIES FUND                  FUND HOLDINGS - (UNAUDITED)
--------------------------------------------------------------------------------

FUND HOLDINGS - (UNAUDITED)
---------------------------

      FAIRPORT GOVERNMENT SECURITIES FUND HOLDINGS AS OF OCTOBER 31, 2004*

                               [GRAPHIC OMITTED]

U. S. Government Securities - 97.19%
Money Market Securities - 0.11%
Cash & Other Assets Less Liabilities - 2.70%


*As a percentage of net assets.

Fairport Government Securities Fund normally invests at least 80% of its assets in U.S. Government securities.

AVAILABILITY OF PORTFOLIO SCHEDULE - (UNAUDITED)
------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FAIRPORT GOVERNMENT SECURITIES FUND       SUMMARY OF FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

SUMMARY OF FUND'S EXPENSES - (UNAUDITED)
----------------------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (May 1, 2004) and held for the entire period (through October 31, 2004).

ACTUAL EXPENSES
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


FAIRPORT                             BEGINNING ACCOUNT        ENDING ACCOUNT          EXPENSES PAID DURING
GOVERNMENT SECURITIES FUND                VALUE                   VALUE                  PERIOD* ENDED
                                       MAY 1, 2004          OCTOBER 31, 2004           OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------------------
Actual                                  $1,000.00               $1,025.10                    $5.67

Hypothetical
(5.00% return before expenses)          $1,000.00               $1,019.53                    $5.66
  ------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio of 1.00% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


                                                                                                            4

           F A I R P O R T   G O V E R N M E N T   S E C U R I T I E S   F U N D
--------------------------------------------------------------------------------------------
FAIRPORT GOVERNMENT SECURITIES FUND                                         October 31, 2004
                                                          Principal Amount           Value
--------------------------------------------------------------------------------------------

FIXED INCOME SECURITIES - 97.19%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.88%

BUSINESS CREDIT INSTITUTIONS - 2.34%
Private Export Funding Corp., 5.750%, 01/15/2008              $ 1,000,000       $ 1,077,634
                                                                                ------------

FEDERAL FARM CREDIT BANK - 2.26%
4.860%, 01/02/2013                                              1,000,000         1,040,856
                                                                                ------------

FEDERAL HOME LOAN BANK - 4.51%
5.200%, 05/23/2007                                              1,000,000         1,015,591
5.500%, 08/15/2016                                              1,000,000         1,066,614
                                                                                ------------
                                                                                  2,082,205
                                                                                ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.67%
5.125%, 10/15/2008                                              1,000,000         1,066,625
5.500%, 09/15/2011                                              1,000,000         1,086,845
                                                                                ------------
                                                                                  2,153,470
                                                                                ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.77%
3.200%, 12/30/2008                                                750,000           744,029
4.000%, 09/02/2008                                              1,000,000         1,017,718
4.625%, 05/01/2013                                              1,000,000           999,963
5.250%, 01/15/2009                                              1,000,000         1,069,889
5.250%, 08/01/2012                                              1,000,000         1,047,476
6.250%, 03/22/2012                                              1,000,000         1,014,488
                                                                                ------------
                                                                                  5,893,563
                                                                                ------------

SOVEREIGN AGENCY - 2.33%
Tennessee Valley Authority, 5.375%, 11/13/2008                  1,000,000         1,073,163
                                                                                ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $12,842,580)                      13,320,891
                                                                                ------------

U.S. TREASURY OBLIGATIONS - 68.31%

U.S. TREASURY INFLATIONARY INDEX NOTES - 3.42%
1.875%, 07/15/2013                                                515,875           529,900
2.000%, 01/15/2014                                                512,780           532,223
2.000%, 07/15/2014                                                502,655           518,785
                                                                                ------------
                                                                                  1,580,908
                                                                                ------------


See accompanying notes which are an integral part of the financial statements.


5

                                                                     SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------------------
FAIRPORT GOVERNMENT SECURITIES FUND                                         October 31, 2004
                                                          Principal Amount           Value
--------------------------------------------------------------------------------------------

U.S. TREASURY NOTES - 64.89%
3.125%, 09/15/2008                                            $ 2,000,000       $ 2,006,252
3.250%, 01/15/2009                                              2,000,000         2,009,298
3.875%, 05/15/2009                                              1,000,000         1,028,438
4.000%, 06/15/2009                                              1,500,000         1,549,395
4.250%, 08/15/2013                                              1,000,000         1,022,383
4.750%, 05/15/2014                                              1,000,000         1,057,657
5.000%, 02/15/2011                                              2,000,000         2,160,314
5.000%, 08/15/2011                                              2,000,000         2,160,548
6.500%, 05/15/2005                                              1,500,000         1,535,274
6.500%, 08/15/2005                                              3,000,000         3,101,721
6.500%, 10/15/2006                                              3,500,000         3,763,459
6.625%, 05/15/2007                                              3,000,000         3,288,048
6.750%, 05/15/2005                                              2,000,000         2,049,454
6.875%, 05/15/2006                                              3,000,000         3,203,322
                                                                                ------------
                                                                                 29,935,563
                                                                                ------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $29,990,137)                               31,516,471
                                                                                ------------

TOTAL FIXED INCOME SECURITIES (COST $42,832,717)                                 44,837,362
                                                                                ------------

                                                                  SHARES
                                                                ----------
MONEY MARKET SECURITIES - 0.11%
First American Government Obligations Fund - Class S, 1.040%       52,840            52,840
                                                                                ------------

TOTAL MONEY MARKET SECURITIES (COST $52,840)                                         52,840
                                                                                ------------

TOTAL INVESTMENTS - 97.30%  (COST $42,885,557)                                   44,890,202
                                                                                ------------

CASH AND OTHER ASSETS LESS LIABILITIES - 2.70%                                    1,244,548
                                                                                ------------

TOTAL NET ASSETS - 100.00%                                                      $ 46,134,750
                                                                                ============


See accompanying notes which are an integral part of the financial statements.


                                                                                          6

FAIRPORT GOVERNMENT SECURITIES FUND                     STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------
                                                                         October 31, 2004
-------------------------------------------------------------------------------------------
                                                                             FAIRPORT
                                                                      GOVERNMENT SECURITIES
                                                                               FUND
-------------------------------------------------------------------------------------------

ASSETS:
Investments in securities:
     At cost                                                                   $ 42,885,557
                                                                          =================
     At value                                                                  $ 44,890,202

Cash                                                                                693,324
Interest receivable                                                                 671,757
Dividends receivable                                                                     46
Prepaid Expenses                                                                      4,363
                                                                          -----------------
     TOTAL ASSETS                                                                46,259,692
                                                                          -----------------

LIABILITIES:
Payable for Fund shares redeemed                                                     43,702
Distributions payable                                                                22,372
Distribution fees accrued                                                            11,622
Accrued expenses                                                                     38,543
Payable to Adviser                                                                    8,703
                                                                          -----------------
     TOTAL LIABILITIES                                                              124,942
                                                                          -----------------

NET ASSETS                                                                     $ 46,134,750
                                                                          =================

NET ASSETS CONSIST OF:
Paid in capital                                                                $ 43,440,653
Accumulated net investment loss                                                     (2,146)
Accumulated undistributed net realized gain on investments                          691,598
Net unrealized appreciation on investments                                        2,004,645
                                                                          -----------------

Total Net Assets                                                               $ 46,134,750
                                                                          =================

Shares Outstanding                                                                4,655,675
                                                                          -----------------

Net Asset Value,
Offering Price and Redemption Price Per Share                                  $       9.91
                                                                          =================


See accompanying notes which are an integral part of the financial statements.


7

FAIRPORT GOVERNMENT SECURITIES FUND                                 STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------
                                                                      For the Year Ended
                                                                       October 31, 2004
-------------------------------------------------------------------------------------------
                                                                            FAIRPORT
                                                                     GOVERNMENT SECURITIES
                                                                              FUND
-------------------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest income                                                                $  2,513,784
Dividend income                                                                         228
                                                                          -----------------
     TOTAL INVESTMENT INCOME                                                      2,514,012
                                                                          -----------------

EXPENSES:
Investment adviser fees (a)                                                         123,785
Distribution expenses (a)                                                           112,072
Professional expenses                                                                47,419
Transfer agent expenses                                                              35,449
Administration expenses                                                              34,950
Trustee expenses                                                                     30,694
Fund accounting expenses                                                             30,360
Custodian expenses                                                                   21,652
Miscellaneous expenses                                                               19,687
Registration expenses                                                                 7,849
                                                                          -----------------
     TOTAL EXPENSES                                                                 463,917
                                                                          -----------------
NET INVESTMENT INCOME                                                             2,050,095
                                                                          -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                    787,683
Change in net unrealized appreciation (depreciation)
  on investments                                                                (1,253,278)
                                                                          -----------------
Net realized and unrealized gain (loss) on investments                            (465,595)
                                                                          -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $  1,584,500
                                                                          =================


(a) See note 3 to the financial statements.

See accompanying notes which are an integral part of the financial statements.


                                                                                          8

FAIRPORT GOVERNMENT SECURITIES FUND                     STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------

                                                                     FAIRPORT
                                                              GOVERNMENT SECURITIES
                                                                       FUND
-------------------------------------------------------------------------------------------
                                                             Year               Year
                                                             Ended              Ended
                                                           10/31/04           10/31/03
                                                       -----------------  -----------------
 OPERATIONS:
  Net investment income                                     $ 2,050,095        $ 2,619,309
  Net realized gain on investments                              787,683            779,816
  Change in net unrealized appreciation (depreciation)
    on investments                                           (1,253,278)        (1,962,754)
                                                       -----------------  -----------------
  Net increase in net assets resulting from operations        1,584,500          1,436,371
                                                       -----------------  -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (2,051,003)        (2,620,547)
  From net realized gains                                      (746,830)          (789,626)
                                                       -----------------  -----------------
  Total dividends and distributions                          (2,797,833)        (3,410,173)
                                                       -----------------  -----------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from Fund shares sold                              6,634,316          3,514,219
  Reinvestment of dividends                                   2,312,111          2,665,419
  Amount paid for Fund shares redeemed                      (14,615,311)       (13,395,935)
                                                       -----------------  -----------------
  Net (decrease) in net assets resulting
    from capital share transactions                          (5,668,884)        (7,216,297)
                                                       -----------------  -----------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                      (6,882,217)        (9,190,099)
                                                       -----------------  -----------------

NET ASSETS:
  Beginning of period                                        53,016,967         62,207,066
                                                       -----------------  -----------------

  End of period                                            $ 46,134,750       $ 53,016,967
                                                       =================  =================

Accumulated net investment (loss)
  included in net assets at end of period                  $     (2,146)      $     (1,238)
                                                       -----------------  -----------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                   668,701            338,398
  Shares issued in reinvestment of dividends                    231,995            257,640
  Shares redeemed                                            (1,465,102)        (1,292,303)
                                                       -----------------  -----------------

  Net (decrease) from capital transactions                     (564,406)          (696,265)
                                                       =================  =================


See accompanying notes which are an integral part of the financial statements.


9

FAIRPORT GOVERNMENT SECURITIES FUND                                                                    FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout the period.

                                                                            FAIRPORT
                                                                     GOVERNMENT SECURITIES
                                                                              FUND
-----------------------------------------------------------------------------------------------------------------------------------

                                                Year                Year             Year              Year             Year
                                               Ended               Ended            Ended             Ended            Ended
                                              10/31/04            10/31/03         10/31/02          10/31/01         10/31/00
                                          ----------------    ---------------   ---------------  ---------------  ---------------

Net Asset Value, beginning of period              $ 10.16            $ 10.51           $ 10.58           $ 9.75           $ 9.74
                                          ----------------    ---------------   ---------------  ---------------  ---------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.41 (a)           0.47 (a)          0.50             0.53             0.54
  Net realized and unrealized gain (loss)
    on investments                                  (0.10)             (0.21)             0.04             0.84             0.01
                                          ----------------    ---------------   ---------------  ---------------  ---------------
Total from investment operations                     0.31               0.26              0.54             1.37             0.55
                                          ----------------    ---------------   ---------------  ---------------  ---------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                        (0.41)             (0.47)            (0.50)           (0.54)           (0.54)
  From net realized capital gains                   (0.15)             (0.14)            (0.11)               -                -
                                          ----------------    ---------------   ---------------  ---------------  ---------------
Total distributions                                 (0.56)             (0.61)            (0.61)           (0.54)           (0.54)
                                          ----------------    ---------------   ---------------  ---------------  ---------------

Net Asset Value, end of period                     $ 9.91            $ 10.16           $ 10.51          $ 10.58           $ 9.75
                                          ================    ===============   ===============  ===============  ===============

TOTAL RETURN                                        3.14%              2.47%             5.46%           14.44%            5.92%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                  $ 46,135           $ 53,017          $ 62,207         $ 68,657         $ 54,107
Ratio of expenses to average net assets:
     before reimbursement of expenses by Adviser    0.94%              0.85%             0.90%            0.89%            1.00%
     after reimbursement of expenses by Adviser       N/A                N/A               N/A              N/A            0.90%
Ratio of net investment income
  to average net assets:
     before reimbursement of expenses by Adviser    4.14%              4.54%             4.93%            5.31%            5.53%
     after reimbursement of expenses by Adviser       N/A                N/A               N/A              N/A            5.62%
Portfolio turnover rate                            55.52%             45.80%            95.65%          281.77%          228.10%


(a) Net investment income is based on average shares outstanding during the year.


See accompanying notes which are an integral part of the financial statements.


                                                                                                                              10

      F A I R P O R T  G O V E R N M E N T  S E C U R I T I E S  F U N D
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Fairport Government Securities Fund (the "Fund") is part of the Fairport Funds (the "Trust"), an open-end management investment company established under Ohio law as an Ohio business trust under a Declaration of Trust dated September 16, 1994. The Trust previously consisted of five funds: the Fund, Fairport Emerging Growth Fund (the "Emerging Growth Fund"), Fairport International Equity Fund (the "International Equity Fund"), Fairport Growth Fund (the "Growth Fund"), and Fairport Growth and Income Fund (the "Growth and Income Fund"). The Emerging Growth Fund, International Equity Fund, Growth Fund, and Growth and Income Fund closed on April 16, 2004. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund's investment objective is current income consistent with preservation of capital. Roulston & Company, Inc. ("Roulston"), a wholly owned subsidiary of Fairport Asset Management, LLC, is the Fund's investment adviser.

As of October 31, 2004, Fifth Third Bank, for the benefit of others, held 34.00% of the Fund, and Charles Schwab, for the benefit of others, held 27.22%. Roulston may be considered to beneficially own shares of the Fund for its various managed accounts over which it has investment authority, amounting to 95.39% of the Fund.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to Fairport Funds. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that may provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION: Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Roulston believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If Roulston decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by Roulston, subject to review of the Board of Trustees of the Trust (the "Board"). Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by Roulston subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed-upon date and price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than the repurchase price plus accrued interest at all times. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action. As of October 31, 2004, the Fund held no repurchase agreements.

FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute substantially all net taxable income monthly and net realized capital gains annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                October 31, 2004

Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital and/or net realized gains.

INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the trade date. Security gains and losses are determined on the identified cost basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities.

DIVIDENDS AND DISTRIBUTIONS: Net investment income (exclusive of capital gains) of the Fund is declared daily and distributed in the form of monthly dividends. Capital gains realized by the Fund are distributed annually.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

On October 28, 2004, the Board renewed the Investment Advisory Agreement (the "Agreement") between the Trust and Roulston.

Under the terms of the Agreement, Roulston makes the investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the investment program of the Fund. For its services as investment adviser, Roulston receives a fee, at an annual rate of 0.25% of the average daily net assets of the Fund. Such fees are calculated daily and paid monthly. As of October 31, 2004, the Fund owed $8,703 to Roulston.

Pursuant to Rule 12b-1 under the Act, the Trust has adopted a Distribution and Shareholder Service Plan dated January 20, 1995, as amended as of October 25, 2001 (the "Plan"), under which the Fund is authorized to pay or reimburse Roulston Research Corp. (the "Distributor"), a wholly-owned subsidiary of Roulston, a periodic amount calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Fund. Such an amount may be used by the Distributor to pay broker-dealers, banks and other institutions ("Participating Organizations") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor and the Participating Organization or for distribution assistance and/or shareholder service provided by the
Distributor. Under the Plan, a Participating Organization may include the Distributor's affiliates. As of October 31, 2004, the Fund owed $11,622 to the Distributor.

Roulston has agreed with the Trust to waive its investment advisory fee and/or reimburse certain other expenses of the Fund through February 28, 2005 to shareholders to the extent necessary to cause total operating expenses as a percentage of net assets of the Fund not to exceed 1.00%. The Trust has agreed that, if requested by Roulston, any operating expenses reimbursed by Roulston shall be repaid to Roulston by the Fund within the three fiscal years following October 31, 2004 if the Fund is able to make the repayment without exceeding its current expense limitation. Roulston did not reimburse any operating expenses during the fiscal years ended October 31, 2004, 2003 and 2002.

Information regarding these transactions is as follows for the fiscal year ended October 31, 2004:

                     Year Ended October 31, 2004
------------------------------------------------------------------
INVESTMENT ADVISORY FEES:
Fees before waiver                                      $ 123,785
RULE 12B-1 FEES:                                          112,072
Fees waived                                                     -
                                        --------------------------
Net fees and expenses to
  related parties                                       $ 235,857
                                        ==========================

Certain officers of the Trust are also officers, directors and/or employees of Roulston and the Distributor. The officers serve without direct compensation from the Trust.

FAIRPORT GOVERNMENT SECURITIES FUND                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                October 31, 2004

NOTE 4.  INVESTMENT TRANSACTIONS

For the fiscal year ended October 31, 2004, purchases and sales of investment securities, excluding short-term investments were as follows:

PURCHASES
     U.S. Government Obligations                          $ 26,981,901
     Other                                                           -
SALES
     U.S. Government Obligations                          $ 28,218,404
     Other                                                   5,619,442

As of October 31, 2004, the net unrealized appreciation and depreciation of investments for tax purposes was as follows:

Gross appreciation                                         $ 2,011,116

Gross depreciation                                              (6,471)
                                                  ---------------------
Net appreciation
  on investments                                           $ 2,004,645
                                                  =====================

At October 31, 2004, the aggregate cost of securities for federal income tax purposes was $42,885,557.

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS

For the fiscal year ended October 31, 2004, the Fund paid monthly distributions of net investment income totaling $0.4113 per share. The Fund paid ordinary income dividends of $2,051,003. The Fund paid short-term capital gains of $149,063 and long-term capital gains of $597,767 totaling $0.1478 per share.

The tax character of distributions paid during the fiscal years ended October 31, 2004 and 2003 were as follows:

Distributions paid from:                 2004                 2003
                                    ----------------     ----------------
         Ordinary Income                $ 2,155,230          $ 2,974,227
         Long-term Capital Gain             661,645              452,134
                                    ----------------     ----------------
Total*                                  $ 2,816,875          $ 3,426,361
                                    ================     ================

*For the fiscal year ended October 31, 2004, the difference between financial reporting basis and tax basis distributable earnings is due to distributions payable.

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)        $    20,984
Undistributed long-term capital gain/(accumulated losses)     691,598
Distributions payable                                         (22,372)
Unrealized appreciation/(depreciation)                      2,004,645
                                                        ---------------
                                                          $ 2,694,855
                                                        ===============

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Fairport Government Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fairport Government Securities Fund (the "Fund") at October 21, 2004, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 21, 2004 by correspondence with the custodian, provides a reasonable basis for our opinion. The financial highlights for each of the years presented through October 21, 2002 were audited by other auditors, whose report dated November 19, 2002 expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP
Columbus, Ohio
December 21, 2004


FAIRPORT GOVERNMENT SECURITIES FUND                                                  INFORMATION REGARDING TRUSTEES (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
--------------------

    NAME, ADDRESS AND AGE       POSITION(S)  TERM OF OFFICE* PRINCIPAL OCCUPATION(S)       NUMBER OF           OTHER
                                HELD WITH    AND LENGTH OF   DURING PAST FIVE YEARS        FUNDS IN FUND       DIRECTORSHIPS
                                THE TRUST    TIME SERVED                                   COMPLEX             HELD
-------------------------------------------------------------------------------------------------------------------------------
Mark S. Biviano                  Trustee      Since 2001     Vice President and                  1                None
1795 W. Market Street                                        Executive Sales Director,
Akron, Ohio 44313                                            Rubber City Radio Group (a
Age:  51                                                     seven station radio group),
                                                             since November, 1993.

David B. Gale                    Trustee      Since 1998     Executive Director of North         1                None
2775 Bishop Road                                             American Association of
Suite B                                                      State and Provincial
Willoughby Hills, Ohio                                       Lotteries (non-profit
44092                                                        association of sanctioned
Age:  52                                                     lotteries) since March,
                                                             1995; President of DBG
                                                             Consulting, Inc.
                                                             (management consulting
                                                             firm), since December, 1994.

Carolyn D. Pizzuto               Trustee      Since 2001     Vice President of Human             1                None
PO Box 5190                                                  Resources, Kent State
Kent, Ohio 44242                                             University, since 2002;
Age:  54                                                     Founder and Chief Executive
                                                             Officer, CDA  Management
                                                             Consulting, Inc.
                                                             (management consulting
                                                             firm), since 1991.

Thomas V. Chema                  Trustee     Since 2001**    President, Hiram College,           1                Trans
PO Box 67                                                    since 2003; Partner, Arter                           Technology
Hiram, OH  44234                                             & Hadden LLP (law firm),                             Corporation
Age:  57                                                     from 1989 to 2003;
                                                              President, Gateway
                                                             Consultants Group, Inc.
                                                             (sports and related public
                                                             facilities consulting),
                                                             since June, 1994.


* Each Trustee serves as such during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees, and until the election and qualification of his or her successor.
** Mr. Chema served as Trustee of the Trust from the Trust's inception in 1994 until September 2001, and then was re-elected by shareholders of the Trust in October 2001.

The Funds' Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.
You may call toll-free 1-800-332-6459 to request a copy of the SAI or to make shareholder inquiries.


                                                                                                                             15

FAIRPORT GOVERNMENT SECURITIES FUND                                                   INFORMATION REGARDING OFFICERS (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE TRUST:
--------------------

    NAME, ADDRESS AND AGE       POSITION(S)  TERM OF OFFICE      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
                                HELD WITH    AND LENGTH OF
                                THE TRUST    TIME SERVED
-------------------------------------------------------------------------------------------------------------------------------

Scott D. Roulston               President     Since 1994         Board of Managers and Chief Executive Officer of
3636 Euclid Avenue                                               Fairport Asset Management, LLC since October 2001;
Cleveland, Ohio 44115                                            President and Director of Roulston & Company, Inc.
Age:  47                                                         and Roulston Research Corp. since 1990


Charles A. Kiraly               Chief         Since 1996         Vice President of Fairport Asset Management, LLC
3636 Euclid Avenue              Compliance                       since October 2001; Vice President of Mutual Fund
Cleveland, Ohio 44115           Officer,                         Administration and prior to, Manager of Mutual Fund
Age:  35                        Secretary and                    Administration since April 2000; and an employee of
                                Assistant                        Roulston & Company, Inc. since April, 1996.  Prior
                                Treasurer                        thereto, a Senior Dealer Services Representative at
                                                                 BISYS Fund Services (a mutual fund servicing company).


Kenneth J. Coleman              Treasurer     Since 1999         Senior Managing Director of Fairport Asset
3636 Euclid Avenue                                               Management, LLC since October, 2001  and Chief
Cleveland, Ohio 44115                                            Compliance Officer since October, 2004.  Joined
Age:  48                                                         Roulston & Company in January, 1999 and has served
                                                                 as Chief Operating Officer since September, 1999.
                                                                 From August, 1997 to December, 1998, President of
                                                                 the Insurance Services Group of National City
                                                                 Corporation (bank holding company).  For ten years
                                                                 prior thereto, Executive at Capitol American Financial
                                                                 Corporation (an insurance company).


PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004 are available without charge upon request: (1) by calling the Fund at 1-800-332-6459; (2) on the Fund's website at www.fairportfunds.com; and (3) in documents filed with the SEC on the SEC's website at www.sec.gov.

                                 THIS PAGE WAS
                               INTENTIONALLY LEFT
                                     BLANK

                                 THIS PAGE WAS
                               INTENTIONALLY LEFT
                                     BLANK

[OBJECT OMITTED]
FAIRPORT FUNDS
Charting a Course You Can Trust

3636 Euclid Ave.
Cleveland, Ohio 44115
1-800-332-6459




TRUSTEES
Thomas V. Chema
David B. Gale
Carolyn D. Pizzuto
Mark S. Biviano

OFFICERS
Scott D. Roulston, President
Kenneth J. Coleman, Treasurer                                             Fairport Funds take their their logo from the historic
Charles A. Kiraly, Chief Compliance Officer                               Fairport Harbor Lighthouse, located on Lake Erie
                                                                          at the Grand River, just east of the Funds'
FUND'S ADVISER                                                            headquarters in Cleveland, Ohio.  Originally built
Roulston & Company, Inc.                                                  in 1825, the Fairport Harbor Lighthouse guided
a subsidiary of Fairport Asset Management, LLC.                           ships safely in and out of the harbor for 100
3636 Euclid Ave.                                                          years.  In its early years the lighthouse was
Cleveland, OH  44115                                                      considered the gateway to the Western Reserve
                                                                          and the vast frontiers of the Northwest Territories
DISTRIBUTOR                                                               and beyond.  Later the lighthouse served as a
Roulston Research Corp.                                                   beacon and supply stop for pioneers and
3636 Euclid Ave.                                                          travelers on their way to western Great Lakes
Cleveland, OH  44115                                                      ports and beyond.  The original brick structure
                                                                          was rebuilt in 1871 of sandstone blocks, as it
INDEPENDENT REGISTERED                                                    remains today.
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Broad Street, Suite
2100 Columbus, OH 43215

LEGAL COUNSEL
Thompson Hine LLP                                                         This report is submitted for the general information of
312 Walnut St., Suite 1400                                                the shareholders of the Funds.  It is not authorized for
Cincinnati, OH 45202                                                      distribution to prospective investors in a Fund unless
                                                                          preceded or accompanied by an effective Prospectus
CUSTODIAN                                                                 which includes details regarding the Fund's objectives,
U.S. Bank, N.A.                                                           policies, expenses and other information.  The informa-
425 Walnut St.                                                            tion regarding the Fairport Funds should not be con-
Cincinnati, OH 45202                                                      strued as a recommendation to buy or sell any particu-
                                                                          lar security.  The composition of each Fund is subject to
ADMINISTRATOR, TRANSFER AGENT                                             change.
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

For information, call 1-800-332-6459
or visit us online at www.fairportfunds.com


Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

         (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
         (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
         (3) Compliance with applicable governmental laws, rules, and regulations;
         (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
         (5)      Accountability for adherence to the code.

(c) Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

 Item 3. Audit Committee Financial Expert.

(a) The registrant's board of trustees has determined that David Gale is an audit committee financial expert. He acquired his attributes through experience and is considered to be independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees

         FY 2003           $ 35,250
         FY 2004           $ 14,000


(b)      Audit-Related Fees

                           Registrant

         FY 2003           $ 0
         FY 2004           $ 0
         Nature of the fees:        N/A

(c)      Tax Fees

                           Registrant

         FY 2003           $ 6,200
         FY 2004           $ 2,000
         Nature of the fees:       preparation of 1120-RIC

(d)      All Other Fees

                           Registrant

         FY 2003           $ 8,945
         FY 2004           $ 2,000
         Nature of the fees:        Out-of-pockets, consents

(e) (1) Audit Committee's Pre-Approval Policies

          The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) review and evaluate the qualifications, independence and performance of the Trust's independent auditors, (ii) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (iii) receive the auditors' specific representations as to their independence, (iv) evaluate the independence of the auditors, (v) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, and (vi) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust,

     (2) Percentages of Services Approved by the Audit Committee

                                            Registrant

                  Audit-Related Fees:       100  %
                  Tax Fees:                 100  %
                  All Other Fees:           100  %

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                            Registrant

         FY 2003           $ 2,745
         FY 2004           $ 0

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.
        Not applicable.

Item 6. Schedule of Investments.
        Not applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Funds.
        Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 23, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Code is filed herewith

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairport Funds

By     /s/ Scott Roulston
   -----------------------------------------------------------------------------
         Scott Roulston, President

Date    12/23/04
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ Scott Roulston
   -----------------------------------------------------------------------------
         Scott Roulston, President

Date    12/23/04
    ----------------------------------------------------------------------------

By      /s/ Kenneth Coleman
   -----------------------------------------------------------------------------
         Kenneth Coleman, Treasurer

Date    12/23/04
    ----------------------------------------------------------------------------